Fair Value of Financial Instruments	6 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments	Fair Value of Financial Instruments
We recognize our fair value estimates using a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on reliability of inputs used to determine fair value as follows:

Level 1: Quoted market prices in active markets for identical assets and liabilities.
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.
Level 3: Unobservable inputs that are not corroborated by market data
The carrying value and estimated fair value of our financial instruments at June 30, 2023 and December 31, 2022 were as follows:

		As at June 30, 2023		As at December 31, 2022
(In $ millions)	Hierarchy	Fair value	Carrying value	Fair value	Carrying value
Assets
Cash and cash equivalents (1)	1	83.8	83.8	108.0	108.0
Restricted cash (1)	1	—	—	2.5	2.5
Trade receivables (1)	1	53.9	53.9	43.0	43.0
Other current assets (1)	1	32.8	32.8	25.4	25.4
Due from related parties (1)	1	81.8	81.8	65.6	65.6
Non-current restricted cash (1)	1	—	—	8.0	8.0

Liabilities
Trade payables (1)	1	37.8	37.8	47.7	47.7
Accrued expenses (1)	1	90.6	90.6	80.8	80.8
Short term accrued interest and other items (1)	1	76.3	76.3	77.7	77.7
Other current liabilities (1)	1	43.5	43.5	36.2	36.2
Short-term debt (2)	1	107.9	107.9	100.8	100.8
Short-term debt (3)	2	—	—	330.8	350.0
Long-term debt (2)	1	1,295.5	1,295.5	1,177.7	1,177.7
Long-term debt (4)	2	247.5	250.0	—	—
(1) The carrying values approximate the fair values due to their near term expected receipt/payment of cash.
(2) Short-term and long-term debt excludes deferred charges and effective interest rate adjustments.

(3)This relates to our 3.875% convertible bonds which were due in May 2023 and which were fair valued using observable market-based inputs.

(4)This relates to our 5.00% convertible bonds due in 2028 which are fair valued using observable market-based inputs.

Share Lending Agreement
In addition, during the six months ended June 30, 2023, the Company recognized a deferred finance charge in the amount of $12.4 million in relation to our Share Lending Framework Agreement ("SFLA") , which was fair valued using observable market-based inputs and is amortized over the term of the $250.0 million Convertible Bonds. During the six months ended June 30, 2023, $1.0 million was amortized and recognized in "Other Financial Expenses, net" in the Unaudited Consolidated Statements of Operations. As at June 30, 2023, the current element of the unamortized deferred finance charge of $2.5 million and the non-current element of the unamortized deferred finance charge of $8.9 million are presented as a reduction to short-term and long-term debt, respectively, in the Unaudited Consolidated Balance Sheets (see Note 21 - Common Shares).